                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/06

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

BOND FUND
SYMBOL: VBF
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                       MARKET PRICE      NAV

10-year                                 6.33%        6.34%

5-year                                  4.27         5.52

1-year                                  9.40         4.93

6-month                                10.31         5.63
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") took a widely anticipated respite from its monetary tightening campaign during the second half of 2006, electing to keep the target federal funds rate unchanged for the duration of the year. Despite the pause, however, the Fed continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

Within the investment-grade corporate sector, lower-rated issues (BBB and A rated) outpaced higher-rated issues (AA rated and above). Industrials posted the highest returns, followed by utilities and financials. Overall, longer-dated corporate issues underperformed shorter-dated issues during the period and yield spreads across the corporate market narrowed slightly.

PERFORMANCE ANALYSIS

The fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the fund underperformed its benchmark index, the Lehman Brothers BBB Corporate Bond Index. On a market price basis, the fund outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006

----------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS BBB
        NAV      MARKET PRICE   CORPORATE BOND INDEX

       5.63%        10.31%              6.13%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We kept the fund's duration (a measure of interest-rate risk) well below that of the benchmark during the reporting period. This defensive posture detracted from the fund's relative performance because, on a net basis, yields declined, especially in short- and intermediate portions of the yield curve.

In terms of credit risk, the fund was also positioned defensively with a focus on higher-quality securities during the period. This conservative posture dampened performance as the lower-rated segments of the credit market outperformed. On a more positive note, however, strong security selection within both the investment grade and below-investment grade sectors was additive to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

CHANGES IN INVESTMENT POLICIES

The fund approved changes/clarifications in its investment policies to allow the fund to enter into the following transactions.

CERTAIN DERIVATIVE INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

Structured Products. The fund may invest in structured notes and other types of structured investments (referred to collectively as "structured products"). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.

Generally, investments in structured products are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured product may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products bear risks of the underlying index or reference obligation and are subject to counterparty risk.

The fund may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle's administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the fund's illiquidity to the extent that the fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the fund's investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Swaps. The fund may enter into interest rate, index, total rate of return and credit default swaps and the purchase or sale of related caps, floors and collars. The fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay.

Interest swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party
 4
selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A total rate of return swap is an agreement in which one party (total return payer) transfers the total economic performance of a reference obligation to the other party (total return receiver). Total economic performance includes income from interest and fees, gains or losses from market movements, and credit losses. The total return receiver assumes the entire economic exposure--that is, both market and credit exposure--to the reference asset. The total return payer--often the owner of the reference obligation--gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

The fund may enter into credit default swap contracts or credit-linked notes for hedging purposes or to gain exposure to a credit in which the fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer (reference entity). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the reference entity has a credit event such as a bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the reference entity remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the reference entity. A credit-linked note is a synthetic security, typically issued by a special purpose vehicle, that trades like a bond issued by the reference entity but with the economics of the credit default swap. For this security, the buyer of protection sells the note. The buyer of protection (note seller) will pay periodic payments and profit if the reference entity defaults. Unlike the swap, the buyer of protection in a credit-linked note will receive money at the time of transaction from the sale of the note, and will return this money at the contract's maturity if no credit event occurs. Conversely, the seller of protection purchases the notes. As with a credit default swap, the note purchaser (protection seller) received periodic payments. Unlike the swap transaction, the protection seller must pay for the note at the time of the transaction and will collect this money at the contract's maturity if no credit event occurs.

The fund will enter into swap, cap or floor transactions only with counterparties approved by the Adviser in accordance with guidelines established by the fund's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the fund's swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The fund may enter into swaps, caps, collars and floors on either an asset-based or liability-based basis, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and the fund segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the fund enters into a swap transaction on other than a net basis, the fund would segregate the full amount accrued on a daily basis of the fund's obligations with respect to the swap. To the extent the fund sells (i.e. writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at lease equal to the full amount, accrued on a daily basis, of the fund's net obligations with respect to the caps, floors or collars.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the fund would diminish compared with what it would have been if these investment techniques were not used. The use of swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs deemed to be U.S. government securities are those issued or guaranteed as to principal and interest by a person controlled or supervised by and acting as an agency or instrumentality of the U.S. government. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.

The fund may invest in, among others, parallel pay CMOs and Planned Authorization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes. Substantially all of the CMOs in which the fund invests are PAC Bonds.

RATINGS ALLOCATION AS OF 12/31/06
AAA/Aaa                                                          25.1%
AA/Aa                                                            15.5
A/A                                                              25.0
BBB/Baa                                                          30.4
BB/Ba                                                             3.2
B/B                                                               0.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
United States Government Agency Obligations                      20.1%
Banking                                                          14.2
Electric                                                          5.9
Noncaptive-Consumer Finance                                       5.3
Property & Casualty Insurance                                     3.6
Retailers                                                         3.5
Wireline                                                          3.0
Media-Cable                                                       2.7
Automotive                                                        2.7
Noncaptive-Diversified Finance                                    2.3
Railroads                                                         2.2
Life Insurance                                                    2.0
Diversified Manufacturing                                         1.7
Media-Noncable                                                    1.5
Brokerage                                                         1.3
Food/Beverage                                                     1.3
Integrated Energy                                                 1.1
Health Care                                                       1.0
Services                                                          0.9
Construction Machinery                                            0.8
Supermarkets                                                      0.8
Consumer Products                                                 0.7
Lodging                                                           0.6
Distributors                                                      0.6
Pipelines                                                         0.6
Other Utilities                                                   0.6
Technology                                                        0.5
Aerospace & Defense                                               0.5
Oil Field Services                                                0.5
Textile                                                           0.4
Chemicals                                                         0.3
Environmental & Facilities Services                               0.2
Independent Energy                                                0.2
                                                                -----
Total Long-Term Investments                                      83.6
Total Short-Term Investments                                     16.4
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings are as a percentage of total long-term investments. Summary of Investments by Industry Classification is as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. The fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The fund also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month. For more information, call (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS  69.9%
          AEROSPACE & DEFENSE  0.6%
$1,307    Raytheon Co. ................................... 4.500%   11/15/07   $  1,296,920
                                                                               ------------

          AUTOMOTIVE  2.9%
   605    Arvinmeritor, Inc. ............................. 8.750    03/01/12        624,663
 1,280    DaimlerChrysler NA Holding Corp. ............... 8.500    01/18/31      1,528,042
 2,550    General Motors Acceptance Corp. ................ 6.875    09/15/11      2,618,133
 1,670    General Motors Corp. ........................... 8.375    07/15/33      1,553,100
                                                                               ------------
                                                                                  6,323,938
                                                                               ------------
          BANKING  15.6%
 2,230    Bank of America Corp. .......................... 3.375    02/17/09      2,152,398
 2,250    HBOS Treasury Services PLC (United Kingdom)
          (a)............................................. 3.500    11/30/07      2,213,588
 2,860    JPMorgan Chase & Co. ........................... 6.750    02/01/11      3,009,418
 2,255    Marshall & Ilsley Bank.......................... 3.800    02/08/08      2,219,860
 1,635    MBNA Corp. (b).................................. 5.798    05/05/08      1,645,659
 2,315    National City Bank.............................. 3.375    10/15/07      2,275,890
 1,430    Popular North America, Inc. .................... 4.250    04/01/08      1,409,318
   805    Popular North America, Inc. .................... 5.650    04/15/09        807,324
 2,195    SunTrust Banks, Inc. ........................... 5.050    07/01/07      2,192,403
 2,700    Unicredito Luxembourg Finance (Luxembourg) (a)
          (b)............................................. 5.426    10/24/08      2,701,318
 2,250    U.S. Bancorp.................................... 3.950    08/23/07      2,230,645
 1,090    USB Capital IX (c).............................. 6.189    04/15/42      1,114,240
 4,390    Wachovia Capital Trust III (c).................. 5.800    08/29/49      4,430,318
 1,350    Wachovia Corp. ................................. 3.625    02/17/09      1,307,786
   925    Washington Mutual Bank FA....................... 5.500    01/15/13        922,358
   900    Washington Mutual, Inc. ........................ 8.250    04/01/10        970,113
 2,190    Wells Fargo & Co. .............................. 5.125    02/15/07      2,189,249
                                                                               ------------
                                                                                 33,791,885
                                                                               ------------
          BROKERAGE  1.5%
 2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,020,484
   775    World Financial Properties (a).................. 6.910    09/01/13        811,182
   352    World Financial Properties (a).................. 6.950    09/01/13        369,385
                                                                               ------------
                                                                                  3,201,051
                                                                               ------------
          CHEMICALS  0.3%
   640    ICI Wilmington, Inc. ........................... 4.375    12/01/08        628,243
                                                                               ------------

          CONSTRUCTION MACHINERY  0.9%
 2,045    Caterpillar Financial Services Corp., Ser F..... 3.625    11/15/07      2,015,589
                                                                               ------------

          CONSUMER PRODUCTS  0.8%
 1,725    Clorox Co. (b).................................. 5.485    12/14/07      1,727,336
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          DISTRIBUTORS  0.7%
$  585    Keyspan Corp. .................................. 4.900%   05/16/08   $    580,946
   890    Sempra Energy................................... 4.621    05/17/07        886,685
                                                                               ------------
                                                                                  1,467,631
                                                                               ------------
          DIVERSIFIED MANUFACTURING  1.9%
 1,345    Brascan Corp. (Canada).......................... 7.125    06/15/12      1,434,671
 1,275    Cooper Industries, Inc. ........................ 5.250    07/01/07      1,271,240
 1,325    Cooper Industries, Inc. ........................ 5.250    11/15/12      1,313,238
                                                                               ------------
                                                                                  4,019,149
                                                                               ------------
          ELECTRIC  6.5%
 1,350    Ameren Corp. ................................... 4.263    05/15/07      1,343,095
 1,405    Arizona Public Service Co. ..................... 5.800    06/30/14      1,403,889
   805    Carolina Power & Light Co. ..................... 6.800    08/15/07        810,905
 1,580    CC Funding Trust I.............................. 6.900    02/16/07      1,581,961
    65    Detroit Edison Co. ............................. 5.200    10/15/12         64,094
   865    Detroit Edison Co. ............................. 6.125    10/01/10        885,039
   960    Duquesne Light Co., Ser O....................... 6.700    04/15/12      1,013,890
    70    Duquesne Light Co., Ser Q....................... 5.700    05/15/14         70,316
   655    Entergy Gulf States, Inc. ...................... 3.600    06/01/08        637,917
 1,600    Entergy Gulf States, Inc. (b)................... 5.769    12/01/09      1,597,821
   425    Entergy Gulf States, Inc. (a) (b)............... 6.100    12/08/08        426,132
   255    Indianapolis Power & Light Co. (a).............. 6.300    07/01/13        262,185
   900    NiSource Finance Corp. (b)...................... 5.940    11/23/09        900,980
 1,270    Ohio Power Co., Ser K........................... 6.000    06/01/16      1,306,393
   265    PSE&G Energy Holdings, LLC...................... 8.625    02/15/08        272,950
   570    Public Service Electric & Gas, Series B......... 5.125    09/01/12        562,979
   445    TXU Energy Co. ................................. 7.000    03/15/13        466,213
   560    Wisconsin Electric Power........................ 3.500    12/01/07        550,945
                                                                               ------------
                                                                                 14,157,704
                                                                               ------------
          ENVIRONMENTAL & FACILITIES SERVICES  0.3%
   550    Waste Management, Inc. ......................... 7.375    08/01/10        585,498
                                                                               ------------

          FOOD/BEVERAGE  1.4%
   660    ConAgra Foods, Inc. ............................ 7.000    10/01/28        717,091
   520    ConAgra Foods, Inc. ............................ 8.250    09/15/30        640,512
   160    Pilgrim's Pride Corp. .......................... 9.625    09/15/11        168,000
   780    Sara Lee Corp. ................................. 6.125    11/01/32        707,929
   680    YUM! Brands, Inc. .............................. 8.875    04/15/11        763,490
                                                                               ------------
                                                                                  2,997,022
                                                                               ------------
          HEALTH CARE  1.1%
 1,130    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,129,893
   650    Wellpoint, Inc. ................................ 3.750    12/14/07        639,886
   590    Wellpoint, Inc. ................................ 4.250    12/15/09        573,894
                                                                               ------------
                                                                                  2,343,673
                                                                               ------------
          INDEPENDENT ENERGY  0.2%
   470    Kerr-McGee Corp. ............................... 6.625    10/15/07        473,149
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          INTEGRATED ENERGY  1.2%
$  790    Consumers Energy Co., Ser F..................... 4.000%   05/15/10   $    755,697
   455    Consumers Energy Co., Ser H..................... 4.800    02/17/09        449,261
 1,300    Kinder Morgan, Inc. ............................ 6.500    09/01/12      1,307,689
                                                                               ------------
                                                                                  2,512,647
                                                                               ------------
          LIFE INSURANCE  2.2%
   635    AXA Financial, Inc. ............................ 6.500    04/01/08        642,828
   475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        477,560
   105    Metlife, Inc. .................................. 6.125    12/01/11        108,658
 1,030    Monumental Global Funding II (a)................ 3.850    03/03/08      1,011,188
   585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        605,305
 1,895    Xlliac Global Funding (a)....................... 4.800    08/10/10      1,858,700
                                                                               ------------
                                                                                  4,704,239
                                                                               ------------
          LODGING  0.7%
 1,325    Hyatt Equities LLC (a).......................... 6.875    06/15/07      1,330,651
   185    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07        185,771
                                                                               ------------
                                                                                  1,516,422
                                                                               ------------
          MEDIA-CABLE  2.9%
 1,835    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      1,924,397
    90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13         97,119
   600    Comcast Cable Communications, Inc. ............. 8.375    05/01/07        605,600
   935    Echostar DBS Corp. ............................. 6.375    10/01/11        931,494
   180    Echostar DBS Corp. ............................. 6.625    10/01/14        175,950
 2,645    Time Warner, Inc. (b)........................... 5.606    11/13/09      2,648,806
                                                                               ------------
                                                                                  6,383,366
                                                                               ------------
          MEDIA-NONCABLE  1.7%
   950    Interpublic Group of Cos., Inc. ................ 5.400    11/15/09        935,750
   135    News America, Inc. ............................. 7.280    06/30/28        145,694
   970    News America Holdings, Inc. .................... 8.875    04/26/23      1,185,064
 1,310    Viacom, Inc. ................................... 6.875    04/30/36      1,299,213
                                                                               ------------
                                                                                  3,565,721
                                                                               ------------
          NONCAPTIVE-CONSUMER FINANCE  5.9%
 1,000    American Express Co. ........................... 4.750    06/17/09        992,643
   230    American General Finance Corp. ................. 4.625    05/15/09        226,493
 2,000    American General Finance Corp. ................. 4.625    09/01/10      1,953,382
 2,245    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      2,183,222
 1,555    HSBC Finance Corp. ............................. 6.750    05/15/11      1,647,272
 1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,003,842
   150    HSBC Finance Corp. ............................. 8.000    07/15/10        163,070
 2,595    Residential Capital LLC......................... 6.375    06/30/10      2,627,233
 1,600    SLM Corp. (b)................................... 5.537    07/26/10      1,601,899
   300    Washington Mutual Preferred Funding II (a)
          (c)............................................. 6.665    12/31/49        301,349
                                                                               ------------
                                                                                 12,700,405
                                                                               ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  2.5%
   415    CIT Group, Inc. ................................ 3.650    11/23/07        409,175
   290    CIT Group, Inc. ................................ 4.750    08/15/08        287,648

 12                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NONCAPTIVE-DIVERSIFIED FINANCE (CONTINUED)
$  415    CIT Group, Inc. ................................ 7.375%   04/02/07   $    417,002
 2,100    General Electric Capital Corp., Ser A........... 4.750    09/15/14      2,032,462
    90    General Electric Capital Corp., Ser A........... 5.875    02/15/12         92,650
 2,240    Nationwide Building Society (United Kingdom)
          (a)............................................. 4.250    02/01/10      2,171,671
                                                                               ------------
                                                                                  5,410,608
                                                                               ------------
          OIL FIELD SERVICES  0.5%
 1,195    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07      1,187,997
                                                                               ------------

          OTHER UTILITIES  0.6%
 1,295    Plains All American Pipeline (a)................ 6.700    05/15/36      1,336,406
                                                                               ------------

          PIPELINES  0.7%
   590    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11        610,002
   755    Texas Eastern Transmission Corp. ............... 7.000    07/15/32        850,314
                                                                               ------------
                                                                                  1,460,316
                                                                               ------------
          PROPERTY & CASUALTY INSURANCE  3.9%
 1,195    AIG SunAmerica Global Financing VI (a).......... 6.300    05/10/11      1,244,766
 1,545    Farmers Exchange Capital (a).................... 7.050    07/15/28      1,616,793
 1,230    Farmers Insurance Exchange Surplus (a).......... 8.625    05/01/24      1,478,904
 1,800    Mantis Reef, Ltd. (Australia) (a)............... 4.692    11/14/08      1,777,669
 1,415    St. Paul Travelers Cos., Inc. .................. 5.010    08/16/07      1,409,797
 1,035    Two-Rock Pass Through Trust (Bermuda) (a) (b)... 6.316    02/11/49      1,019,703
                                                                               ------------
                                                                                  8,547,632
                                                                               ------------
          RAILROADS  2.4%
 1,060    Burlington Northern Santa Fe Corp. ............. 6.125    03/15/09      1,077,285
 1,000    CSX Corp. ...................................... 6.750    03/15/11      1,050,949
   520    Norfolk Southern Corp. ......................... 7.350    05/15/07        523,650
 2,600    Union Pacific Corp. ............................ 6.625    02/01/08      2,630,865
                                                                               ------------
                                                                                  5,282,749
                                                                               ------------
          RETAILERS  3.8%
   270    CVS Corp. ...................................... 3.875    11/01/07        266,609
   650    CVS Corp. ...................................... 5.750    08/15/11        658,477
 2,180    CVS Lease Pass Through Trust (a)................ 6.036    12/10/28      2,177,569
   500    Federated Department Stores, Inc. .............. 6.300    04/01/09        508,598
 1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,524,987
   620    Home Depot, Inc. (b)............................ 5.490    12/16/09        620,459
 1,275    May Department Stores Co. ...................... 5.950    11/01/08      1,284,204
 1,270    May Department Stores Co. ...................... 6.700    07/15/34      1,256,584
                                                                               ------------
                                                                                  8,297,487
                                                                               ------------
          SERVICES  1.0%
 1,000    FedEx Corp. .................................... 2.650    04/01/07        993,268
 1,105    FedEx Corp. .................................... 5.500    08/15/09      1,109,865
                                                                               ------------
                                                                                  2,103,133
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          SUPERMARKETS  0.9%
$  495    Delhaize America, Inc. ......................... 9.000%   04/15/31   $    590,191
 1,270    Fred Meyer, Inc. ............................... 7.450    03/01/08      1,297,851
                                                                               ------------
                                                                                  1,888,042
                                                                               ------------
          TECHNOLOGY  0.6%
 1,300    Hewlett-Packard Co. (b)......................... 5.496    05/22/09      1,302,924
                                                                               ------------

          TEXTILE  0.5%
   995    Mohawk Industries, Inc., Ser D.................. 7.200    04/15/12      1,034,606
                                                                               ------------

          WIRELINE  3.2%
 1,835    AT&T Corp. ..................................... 8.000    11/15/31      2,283,531
 1,385    France Telecom SA (France)...................... 8.500    03/01/31      1,823,521
 1,125    SBC Communications, Inc. ....................... 6.150    09/15/34      1,110,147
 1,010    Sprint Capital Corp. ........................... 8.750    03/15/32      1,219,087
   590    Verizon New England, Inc. ...................... 6.500    09/15/11        607,209
                                                                               ------------
                                                                                  7,043,495
                                                                               ------------

TOTAL CORPORATE BONDS  69.9%................................................    151,306,983
                                                                               ------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  22.1%
 7,180    United States Treasury Bonds.................... 6.125    08/15/29      8,393,872
 7,260    United States Treasury Bonds.................... 6.375    08/15/27      8,641,106
21,250    United States Treasury Notes (d)................ 4.250    08/15/13     20,723,744
 7,350    United States Treasury Notes.................... 4.250    11/15/13      7,158,217
 3,000    United States Treasury Notes (d)................ 4.500    02/28/11      2,978,790
                                                                               ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........................     47,895,729
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  92.0%
  (Cost $198,413,895).......................................................    199,202,712
                                                                               ------------


SHORT-TERM INVESTMENTS  18.1%
REPURCHASE AGREEMENTS  18.0%
Citigroup Global Markets, Inc. ($7,937,688 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $7,942,301)....................
                                                                                 7,937,688

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                                                  VALUE
----------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co. ($30,912,312 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at
  $30,929,760).........................................................................................   $ 30,912,312
                                                                                                          ------------


TOTAL REPURCHASE AGREEMENTS  18.0%.....................................................................     38,850,000
                                                                                                          ------------


UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bills ($300,000 par, yielding 5.297%, 01/11/07 maturity) (e)....................        299,704
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS  18.1%
    (Cost $39,149,576).................................................................................     39,149,704
                                                                                                          ------------

TOTAL INVESTMENTS  110.1%
    (Cost $237,563,471)................................................................................    238,352,416

LIABILITIES IN EXCESS OF OTHER ASSETS  (10.1%).........................................................    (21,927,829)
                                                                                                          ------------

NET ASSETS  100.0%.....................................................................................   $216,424,587
                                                                                                          ============


Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Variable Rate Coupon

(d) Security purchased on a when-issued or delayed delivery basis.

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures March 2007
  (Current Notional Value of $107,469 per contract).........      52         $ (43,619)
U.S. Treasury Notes 5-Year Futures March 2007
  (Current Notional Value of $105,063 per contract).........     111           (82,251)
U.S. Treasury Bond Futures March 2007
  (Current Notional Value of $111,438 per contract).........     181          (310,099)
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures March 2007
  (Current Notional Value of $204,031 per contract).........     114            52,976
                                                                 ---         ---------
                                                                 458         $(382,993)
                                                                 ===         =========

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2006:

CREDIT DEFAULT SWAPS

                                                                                   NOTIONAL    UNREALIZED
                                            BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY           REFERENCE ENTITY    PROTECTION   FIXED RATE       DATE       (000)     DEPRECIATION
Goldman Sachs Capital
Markets                Dow Jones CDX
                       North America
                       Investment
                       Grade--High
                       Volatility             Buy          0.75%        6/20/11    $ 8,700      $(18,255)
Goldman Sachs Capital
Markets                Motorola, Inc.         Buy          0.16        12/20/11      1,500          (635)
Goldman Sachs Capital
Markets                Motorola, Inc.         Buy          0.15        12/20/11        720           (82)
Goldman Sachs Capital
Markets                Southwest
                       Airlines Co.           Buy          0.22        12/20/11      2,200        11,389
Goldman Sachs Capital
Markets                The Hartford
                       Financial
                       Services Group,
                       Inc.                   Buy          0.12        12/20/11      2,200          (506)

JPMorgan Chase Bank,
N.A.                   Lehman Brothers
                       Holdings, Inc.         Buy          0.20        12/20/11      2,200         1,934
JPMorgan Chase Bank,
N.A.                   Union Pacific
                       Corporation            Buy          0.19        12/20/11      2,200           565
                                                                                                --------
                                                                                                $ (5,590)
                                                                                                ========

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

ASSETS:
Total Investments, including repurchase agreements of
  $38,850,000 (Cost $237,563,471)...........................  $238,352,416
Cash........................................................           698
Interest Receivable.........................................     2,976,541
Other.......................................................        17,124
                                                              ------------
    Total Assets............................................   241,346,779
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    24,318,985
  Income Distributions......................................       129,579
  Investment Advisory Fee...................................        78,058
  Variation Margin on Futures...............................        21,500
  Other Affiliates..........................................         5,598
Trustees' Deferred Compensation and Retirement Plans........       247,521
Swap Contracts..............................................        11,014
Accrued Expenses............................................       109,937
                                                              ------------
    Total Liabilities.......................................    24,922,192
                                                              ------------
NET ASSETS..................................................  $216,424,587
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($216,424,587 divided by
  11,362,465 shares outstanding)............................  $      19.05
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Paid in Surplus.............................................   207,602,030
Net Unrealized Appreciation.................................       397,636
Accumulated Net Realized Loss...............................    (1,220,068)
Accumulated Undistributed Net Investment Income.............    (1,717,476)
                                                              ------------
NET ASSETS..................................................  $216,424,587
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,752,272
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      458,041
Trustees' Fees and Related Expenses.........................       33,193
Reports to Shareholders.....................................       31,998
Transfer Agent Fees.........................................       27,964
Professional Fees...........................................       26,054
Accounting and Administrative Expenses......................       24,964
Custody.....................................................       14,112
Registration Fees...........................................       10,146
Other.......................................................       11,739
                                                              -----------
    Total Expenses..........................................      638,211
    Less Credits Earned on Cash Balances....................           36
                                                              -----------
  Net Expenses..............................................      638,175
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,114,097
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (100,089)
  Futures...................................................    1,230,592
  Swap Contracts............................................      (89,931)
                                                              -----------
Net Realized Gain...........................................    1,040,572
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (4,055,795)
                                                              -----------
  End of the Period:
    Investments.............................................      788,945
    Futures.................................................     (382,993)
    Swap Contracts..........................................       (8,316)
                                                              -----------
                                                                  397,636
                                                              -----------
Net Unrealized Appreciation During the Period...............    4,453,431
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 5,494,003
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $10,608,100
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2006    JUNE 30, 2006
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,114,097       $ 10,056,111
Net Realized Gain.......................................       1,040,572            113,668
Net Unrealized Appreciation/Depreciation During the
  Period................................................       4,453,431        (11,820,422)
                                                            ------------       ------------
Change in Net Assets from Operations....................      10,608,100         (1,650,643)

Distributions from Net Investment Income................      (5,408,535)       (10,885,053)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       5,199,565        (12,535,696)
NET ASSETS:
Beginning of the Period.................................     211,225,022        223,760,718
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,717,476) and
  $(1,423,038), respectively)...........................    $216,424,587       $211,225,022
                                                            ============       ============

See Notes to Financial Statements                                             19

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                     YEAR ENDED JUNE 30,
                                 DECEMBER 31,    ----------------------------------------------
                                     2006         2006      2005      2004      2003      2002
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $18.59       $19.69    $19.15    $19.78    $18.78    $19.41
                                    ------       ------    ------    ------    ------    ------
  Net Investment Income.........       .45(a)       .89(a)    .96      1.03      1.10      1.26
  Net Realized and Unrealized
    Gain/Loss...................       .49        (1.03)      .60      (.54)     1.11      (.56)
                                    ------       ------    ------    ------    ------    ------
Total from Investment
  Operations....................       .94         (.14)     1.56       .49      2.21       .70
Less Distributions from Net
  Investment Income.............       .48          .96      1.02      1.12      1.21      1.33
                                    ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $19.05       $18.59    $19.69    $19.15    $19.78    $18.78
                                    ======       ======    ======    ======    ======    ======
Common Share Market Price at End
  of the Period.................    $17.55       $16.40    $17.80    $17.02    $19.57    $18.50
Total Return (b)................   10.31%*       -2.59%    10.69%    -7.44%    12.67%     3.50%
Net Assets at End of the Period
  (In millions).................    $216.4       $211.2    $223.8    $217.6    $224.7    $213.4
Ratio of Expenses to Average Net
  Assets........................      .59%         .59%      .60%      .65%      .65%      .65%
Ratio of Net Investment Income
  to Average Net Assets.........     4.69%        4.61%     4.90%     5.24%     5.79%     6.39%
Portfolio Turnover..............       65%*         64%       61%       41%       57%      107%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

 20                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2006, the Fund had $24,318,985 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $1,014,664. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $753,340, which will expire on June 30, 2011.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $238,852,099
                                                              ============
Gross tax unrealized appreciation...........................  $  2,400,120
Gross tax unrealized depreciation...........................  $ (2,899,803)
                                                              ------------
Net tax unrealized depreciation on investments..............  $   (499,683)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $10,897,728
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $10,897,728
                                                              ===========

    As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $58,085

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2006, the Fund's custody fee was reduced by $36 as a result of credits earned on cash balances.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Over $500 million...........................................     .35%

    For the six months ended December 31, 2006, the Fund recognized expenses of approximately $9,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $8,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $24,455,367 and $29,434,999, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $105,936,525 and $98,606,556, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

    Summarized below are specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury securities for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended December 31, 2006 were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2006................................      409
Futures Opened..............................................    1,481
Futures Closed..............................................   (1,432)
                                                               ------
Outstanding at December 31, 2006............................      458
                                                               ======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap, is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap, as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swaps is reported as unrealized gains or losses in the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN BOND FUND

DIVIDEND REINVESTMENT PLAN

    The dividend reinvestment plan offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of your fund. Under the plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your fund, allowing you to potentially increase your investment over time.

PLAN BENEFITS

    - ADD TO YOUR ACCOUNT

    You may increase your shares in your fund easily and automatically with the dividend reinvestment plan.

    - LOW TRANSACTION COSTS

    Shareholders who participate in the plan are able to buy shares at below-market prices when the fund is trading at a premium to its net asset value. In addition, transaction costs are low because when new shares are issued by the fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the brokerage commission is shared among all participants.

    - CONVENIENCE

    You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

    - SAFEKEEPING

    Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping, which provides added protection against loss, theft, or inadvertent destruction of certificates. However, you may request that a certificate representing your reinvested shares be issued to you.

HOW DOES THE PLAN WORK?

    If you choose to participate in the plan, your dividends and capital gains distributions will be promptly reinvested for you, automatically increasing your shares. If your fund is trading at a share price that is equal to its net asset value (NAV), you'll pay that amount for your reinvested shares. However, if your fund is trading above or below its NAV, the price is determined by one of two ways:

   1. PREMIUM If your fund is trading at a premium--a market price that is higher than its NAV--you'll pay either the NAV or 95 percent of the market price, whichever is greater. When your fund trades at a premium, you'll pay less for your reinvested shares than an ordinary investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

   2. DISCOUNT If your fund is trading at a discount--a market price that is lower than its NAV--you'll pay the market price for your reinvested shares.
 26

VAN KAMPEN BOND FUND

DIVIDEND REINVESTMENT PLAN continued

HOW TO PARTICIPATE IN THE PLAN

    If you own shares in your own name, you can participate directly in the plan. If your shares are held in "street name"--in the name of your brokerage firm, bank, or other financial institution--you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the plan.

    If you choose to participate in the plan, whenever your fund declares a dividend or capital gains distribution, it will be invested in additional shares of your fund that are purchased on the open market.

HOW TO ENROLL

    To enroll in the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    Please include your Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the plan will begin with the following dividend or distribution.

COSTS OF THE PLAN

    There is no direct charge to you for reinvesting dividends and capital gains distributions because the plan's fees are paid by your fund. If your fund is trading at or above its NAV, your new shares are issued directly by the fund and there are no brokerage charges or commissions. However, if your fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any brokerage commissions. These brokerage commissions are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

VAN KAMPEN BOND FUND

DIVIDEND REINVESTMENT PLAN continued

TAX IMPLICATIONS

    The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

HOW TO WITHDRAW FROM THE PLAN

    To withdraw from the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have two choices for receiving your shares:

    - CERTIFICATE

    We will issue a certificate for the full shares and send you a check for any fractional shares without a charge.

    - CHECK

    We will sell all full and fractional shares and send the proceeds to your address of record after deducting brokerage commissions and a $2.50 service fee.

    The Fund and Computershare Trust Company, N.A. may amend or terminate the plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by your fund.

    TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 800-341-2929 OR VISIT VANKAMPEN.COM.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND FUND COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE FUND COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VBFSAR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00534P-Y12/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007